Right-of-use assets and lease liabilities - Right-of-use assets - Changes in the year (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases
New contracts	$ 3,517
Amortization	(16,225)
Reclassification - Note 5 (a)	2,278
Foreign exchange effect	(1,544)
At the end of the year	29,547
After application of IFRS 16
Leases
At the beginning of the year	41,521
At the end of the year
Dams and Buildings
Leases
New contracts	2,525
Amortization	(1,569)
Foreign exchange effect	(1)
At the end of the year	$ 5,267
Average annual amortization rates %	24.00%
Dams and Buildings | After application of IFRS 16
Leases
At the beginning of the year	$ 4,312
At the end of the year
Machinery, equipment and facilities
Leases
New contracts	181
Amortization	(2,878)
Reclassification - Note 5 (a)	2,278
Foreign exchange effect	(715)
At the end of the year	$ 7,402
Average annual amortization rates %	35.00%
Machinery, equipment and facilities | After application of IFRS 16
Leases
At the beginning of the year	$ 8,536
At the end of the year
IT equipment
Leases
Amortization	(3,675)
At the end of the year	$ 2,171
Average annual amortization rates %	63.00%
IT equipment | After application of IFRS 16
Leases
At the beginning of the year	$ 5,846
At the end of the year
Vehicles
Leases
New contracts	811
Amortization	(8,103)
Foreign exchange effect	(828)
At the end of the year	$ 14,707
Average annual amortization rates %	36.00%
Vehicles | After application of IFRS 16
Leases
At the beginning of the year	$ 22,827
At the end of the year
Minimum | Brazil
Leases
Interest rate for leases	6.67%
Minimum | Peru
Leases
Interest rate for leases	3.98%
Maximum | Brazil
Leases
Interest rate for leases	11.39%
Maximum | Peru
Leases
Interest rate for leases	5.49%